Segment Information - Geographic (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 277	$ 321	$ 598	$ 623
Drilling units	5,077		5,077		$ 6,401
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	146	102	291	169
Drilling units	1,091		1,091		1,818
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	32	34	98	49
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	31	35	62	69
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	787		787		805
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	30	14	59	31
Drilling units	636		636		644
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	5	51	19	93
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	0	53	5	104
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	605		605		615
Namibia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	631		631		323
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	33	$ 32	64	$ 108
Drilling units	$ 1,327		$ 1,327		$ 2,196